JPMORGAN TRUST I

270 PARK AVENUE

NEW YORK, NEW YORK 10017

November 30, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

RE:	JPMorgan Trust I (the “Trust”),

on behalf of the JPMorgan Europe Dynamic Fund, JPMorgan International Advantage Fund and JPMorgan International Value Fund

(Each, a “Fund” and collectively, the “Funds”)

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

On behalf of the Trust, we hereby submit for filing pursuant to Rule 497 under the Securities Act of 1933 and under the Investment Company Act of 1940 exhibits containing interactive data format risk/return summary information for the Funds. These exhibits contain the risk/return summary information in the prospectuses for the JPMorgan Europe Dynamic Fund dated March 1, 2018, as supplemented, and September 29, 2018, as supplemented, the JPMorgan International Advantage Fund dated March 1, 2018, as supplemented, and the JPMorgan International Value Fund dated May 17, 2018, as supplemented. The purpose of this filing is to submit the XBRL information from the 497 filing dated November 19, 2018.

Please contact the undersigned at 212-648-0152 if you have any questions concerning this filing.

Very truly yours,

/s/ Anthony Geron
Anthony Geron
Assistant Secretary

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase